UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	36

Officers and Trustees	39

Important Notices	40

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	1.91%	3.57%	3.14%	4.15%
ADV Class at NAV	04/15/2014	05/02/2001	2.04	3.94	3.36	4.25
Institutional Class at NAV	05/02/2016	05/02/2001	2.31	4.16	3.47	4.31
S&P/LSTA Leveraged Loan Index	—	—	2.16%	4.37%	4.00%	5.19%

% Total Annual Operating Expense Ratios[3]				Initial Class	ADV Class	Institutional Class
				1.17%	0.92%	0.68%

Fund Profile

Top 10 Issuers (% of total investments)4

Reynolds Group Holdings, Inc.	1.2%

TransDigm, Inc.	1.2

JBS USA, LLC	1.1

Valeant Pharmaceuticals International, Inc.	1.1

Albertsons, LLC	1.0

1011778 B.C. Unlimited Liability Company	1.0

Virgin Media Investment Holdings Limited	0.9

Univision Communications, Inc.	0.9

Sprint Communications, Inc.	0.9

Avolon TLB Borrower 1 (US), LLC	0.9

Total	10.2%

Top 10 Sectors (% of total investments)4

Electronics/Electrical	11.2%

Business Equipment and Services	9.8

Health Care	9.4

Telecommunications	4.6

Cable and Satellite Television	4.4

Chemicals and Plastics	4.4

Lodging and Casinos	4.3

Industrial Equipment	4.2

Drugs	3.3

Containers and Glass Products	3.1

Total	58.7%

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,019.10	$5.86	1.17%
ADV Class	$1,000.00	$1,020.40	$4.61	0.92%
Institutional Class	$1,000.00	$1,023.10	$3.31	0.66%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.00	$5.86	1.17%
ADV Class	$1,000.00	$1,020.20	$4.61	0.92%
Institutional Class	$1,000.00	$1,021.50	$3.31	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 92.8%(1)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.5%
Accudyne Industries, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024	$500	$500,050
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	133	132,566
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	176	142,907
TransDigm, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	3,352	3,342,505
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	3,110	3,095,418
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	1,995	1,988,408
Wesco Aircraft Hardware Corp.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	1,528	1,509,332
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	300	301,537
		$11,012,723

Automotive — 2.7%
American Axle and Manufacturing, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$2,266	$2,260,403
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	195	196,173
Belron Finance US, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	398	399,617
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	522	524,987
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,643	1,645,248
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	767	770,127
FCA US, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,308	1,311,685

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	$2,717	$2,725,668
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,326,656
Horizon Global Corporation
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	217	202,096
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	625	628,125
Sage Automotive Interiors, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	493	496,194
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(5)	2,850	2,828,981
TI Group Automotive Systems, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	1,406	1,408,957
Tower Automotive Holdings USA, LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	2,417	2,411,338
Visteon Corporation
Term Loan, 3.88%, (USD LIBOR + 1.75%), Maturing March 24, 2024(4)	379	378,614
		$19,514,869

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$274	$273,275
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	455	422,835
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	775,000
		$1,471,110

Brokerage / Securities Dealers / Investment Houses — 0.4%
Aretec Group, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	$767	$770,886
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK)), Maturing May 23, 2021	1,170	1,173,752

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)
OZ Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	$400	$402,000
Salient Partners L.P.
Term Loan, 10.59%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	418	411,853
		$2,758,491

Building and Development — 2.5%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$1,728	$1,717,127
Beacon Roofing Supply, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	424	422,414
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)	572	574,509
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,362	1,364,114
DTZ U.S. Borrower, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	3,592	3,591,533
GGP, Inc.
Term Loan, Maturing May 4, 2025(5)	750	739,031
Henry Company, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	296	297,357
Quikrete Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,466	3,456,248
RE/MAX International, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,929	1,937,471
Realogy Group, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	2,121	2,122,578
Summit Materials Companies I, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	373	372,845
Werner FinCo L.P.
Term Loan, 5.98%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,021	1,023,112
WireCo WorldGroup, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	368	371,387
		$17,989,726

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 9.3%
Acosta Holdco, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$1,473	$1,131,807
Adtalem Global Education, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025	300	301,000
AlixPartners, LLP
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	2,731	2,733,087
ASGN Incorporated
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	359	358,764
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(5)	2,300	2,287,437
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	396	397,192
Camelot UK Holdco Limited
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	1,482	1,480,529
Cast and Crew Payroll, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	807	801,466
Celestica, Inc.
Term Loan, Maturing June 14, 2025(5)	300	300,375
Ceridian HCM Holding, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025	1,125	1,125,469
Change Healthcare Holdings, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,728	5,715,684
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	598	599,934
CPM Holdings, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022	1,156	1,168,377
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,230	686,067
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	941	940,500
Duff & Phelps Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	499	497,503

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)	$948	$938,149
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	166	31,275
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	373	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	3,345	3,347,044
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	274	274,480
Extreme Reach, Inc.
Term Loan, 8.35%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	661	659,854
First Data Corporation
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020	1,827	1,821,254
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022	3,328	3,311,760
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	1,420	1,429,107
Global Payments, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023	229	229,635
IG Investment Holdings, LLC
Term Loan, 5.69%, (USD LIBOR + 3.50%), Maturing May 18, 2025(4)	1,505	1,506,445
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	2,469	2,472,606
Iron Mountain, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	648	635,407
J.D. Power and Associates
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	689	692,006
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	864	867,675
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	5,012	5,011,213
LegalZoom.com, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	547	553,377

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	$1,248	$1,195,114
PGX Holdings, Inc.
Term Loan, 7.35%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	779	762,978
Ping Identity Corporation
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025	250	250,000
Pre-Paid Legal Services, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	375	377,695
Prime Security Services Borrower, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,134	1,130,171
Red Ventures, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	1,490	1,499,956
ServiceMaster Company
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	3,546	3,553,092
SMG Holdings, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025	175	174,890
Solera, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,114	2,111,226
Spin Holdco, Inc.
Term Loan, 5.34%, (2 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	2,311	2,304,810
Tempo Acquisition, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,365	1,361,995
Trans Union, LLC
Term Loan, Maturing June 8, 2025(5)	350	349,271
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	3,000	2,993,436
Vantiv, LLC
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023	575	574,553
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	1,348	1,346,318
Vestcom Parent Holdings, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	862	859,720

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	$581	$582,379
West Corporation
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	250	249,531
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	796	794,365
		$66,777,978

Cable and Satellite Television — 4.2%
Charter Communications Operating, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$2,637	$2,637,349
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,588	3,566,413
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	950	948,456
Mediacom Illinois, LLC
Term Loan, 3.74%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	315	314,123
Numericable Group S.A.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	1,386	1,364,056
Radiate Holdco, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	1,563	1,539,351
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 17, 2026	1,775	1,764,739
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	4,225	4,209,156
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,700	1,683,638
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	6,725	6,685,067
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	5,525	5,474,932
		$30,187,280

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 4.0%
A. Schulman, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$856	$855,714
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	1,313	1,318,359
Aruba Investments, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	203	203,300
Ashland, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	421	420,645
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,899	2,888,977
Emerald Performance Materials, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	359	361,967
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	247	246,488
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	252	251,846
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	296	296,011
Flint Group GmbH
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	246	231,232
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,487	1,398,761
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	788	787,718
H.B. Fuller Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	1,979	1,968,173
Ineos US Finance, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	2,438	2,432,526
Invictus US, LLC
Term Loan, 5.10%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	374	374,296
Kraton Polymers, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	708	707,512

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	$187	$187,573
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,172	2,179,254
Minerals Technologies, Inc.
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	1,020	1,029,196
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	340	341,496
PolyOne Corporation
Term Loan, 3.80%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022	317	317,026
PQ Corporation
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	1,381	1,380,078
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(4)	1,022	1,024,355
Sonneborn Refined Products B.V.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	43	43,518
Sonneborn, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	244	246,603
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)	25	24,719
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	250	249,312
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	538,105
Trinseo Materials Operating S.C.A.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	1,362	1,360,859
Tronox Blocked Borrower, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	760	760,584
Tronox Finance, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	1,753	1,755,193
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	396	397,245
Univar, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	1,519	1,518,132

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Venator Materials Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	$273	$276,349
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	418	417,998
		$28,791,120

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$198	$198,000
Spectrum Brands, Inc.
Term Loan, 4.16%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)	1,225	1,223,376
		$1,421,376

Containers and Glass Products — 3.0%
Berlin Packaging, LLC
Term Loan, 5.04%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)	$1,200	$1,195,178
Berry Global, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	1,407	1,407,421
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,609	1,612,270
Consolidated Container Company, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	298	298,824
Crown Americas, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), Maturing January 29, 2025	475	476,220
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,847	2,842,661
Term Loan, 5.75%, (6 mo. USD LIBOR + 3.25%), Maturing December 29, 2023	1,175	1,177,938
Libbey Glass, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,395	1,378,008
Pelican Products, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	475	475,742
Reynolds Group Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	5,991	5,990,392

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Ring Container Technologies Group, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	$522	$520,416
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022	2,119	2,122,076
Trident TPI Holdings, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	1,743	1,733,846
		$21,230,992

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$1,243	$1,239,887
Prestige Brands, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	1,220	1,217,011
		$2,456,898

Drugs — 3.2%
Albany Molecular Research, Inc.
Term Loan - Second Lien, 9.09%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$500,625
Alkermes, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	190	189,855
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,674	2,674,382
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	1,028	1,033,965
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	3,440	3,424,122
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,083	1,082,483
Jaguar Holding Company II
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	4,876	4,852,839
Mallinckrodt International Finance S.A.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,669	2,618,989
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	623	614,736

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)
PharMerica Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	$599	$598,375
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	5,225	5,214,236
		$22,804,607

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.23%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,372	$2,369,603
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)	390	395,701
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	950	954,454
GFL Environmental, Inc.
Term Loan, 0.00%, Maturing May 30, 2025(2)	210	208,895
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	1,690	1,681,605
Wastequip, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	100	100,342
Wrangler Buyer Corp.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	548	547,282
		$6,257,882

Electronics / Electrical — 10.7%
AI Ladder (Luxembourg) Subco S.a r.l
Term Loan, Maturing May 1, 2025(5)	$275	$275,000
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	2,434	2,394,869
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	106	104,194
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	1,662	1,666,723
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,852	1,853,588

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	$903	$905,283
Barracuda Networks, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	275	274,313
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	625	624,316
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	445	446,253
CommScope, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	408	409,713
CPI International, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	471	472,027
Cypress Semiconductor Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	669	671,596
DigiCert, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	1,421	1,421,746
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	887	893,149
Energizer Holdings, Inc.
Term Loan, Maturing June 30, 2025(5)	425	426,240
Entegris, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	77	77,289
Epicor Software Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	2,641	2,639,503
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	447	448,858
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	348	352,168
Eze Castle Software, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	1,297	1,303,282
Flexera Software, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	175	174,817

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Go Daddy Operating Company, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	$3,956	$3,941,695
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	525	525,056
Hyland Software, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	2,919	2,934,315
Infoblox, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,501	1,510,369
Infor (US), Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	5,532	5,513,082
Informatica, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,436	3,446,096
Lattice Semiconductor Corporation
Term Loan, 6.27%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	316	317,023
MA FinanceCo., LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	2,135	2,124,191
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	354	351,703
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	806	796,643
Microchip Technology Incorporated
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	2,025	2,030,062
MTS Systems Corporation
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	747	753,263
Plantronics, Inc.
Term Loan, Maturing May 30, 2025(5)	1,100	1,098,968
Prometric Holdings, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	224	224,297
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	950	947,043
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	910	916,716

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Seattle Spinco, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	$2,389	$2,387,331
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	287	276,930
SkillSoft Corporation
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,381	3,204,740
SolarWinds Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	1,843	1,847,596
Southwire Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025	450	450,703
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	1,000	1,002,070
SS&C Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	2,643	2,648,784
SurveyMonkey, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,238	1,235,953
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,233	1,189,679
Switch, Ltd.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	198	198,412
Tibco Software, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	1,140	1,145,658
TTM Technologies, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	1,000	1,003,750
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,368	3,396,997
Term Loan, 6.00%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,650	1,659,900
VeriFone, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025	1,925	1,931,191
Veritas Bermuda Ltd.
Term Loan, 6.65%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	1,600	1,470,120

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Vero Parent, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024	$1,092	$1,094,752
VF Holding Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	3,004	3,011,560
Wall Street Systems Delaware, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	975	974,137
Western Digital Corporation
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,198	1,199,214
		$76,594,926

Equipment Leasing — 1.0%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$6,430	$6,362,973
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	474	474,997
		$6,837,970

Financial Intermediaries — 3.2%
Armor Holding II, LLC
Term Loan, 8.50%, (3 mo. USD Prime + 3.50%), Maturing June 26, 2020	$1,307	$1,313,930
Citco Funding, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	1,527	1,529,408
Clipper Acquisitions Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	871	871,343
Ditech Holding Corporation
Term Loan, 8.09%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	2,276	2,189,966
Donnelley Financial Solutions, Inc.
Term Loan, 4.98%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023	170	170,425
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	200	202,167
FinCo I, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	749	750,062
Focus Financial Partners, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	1,043	1,044,551

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Freedom Mortgage Corporation
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	$826	$832,013
Greenhill & Co., Inc.
Term Loan, 5.83%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	731	737,648
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	1,022	1,031,384
Guggenheim Partners, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,058	2,062,086
Harbourvest Partners, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	1,193	1,189,597
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	1,988	1,990,611
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	111	111,280
NXT Capital, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	1,798	1,805,048
Ocwen Financial Corporation
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	197	198,020
Quality Care Properties, Inc.
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	2,248	2,270,569
Sesac Holdco II, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	395	392,531
StepStone Group L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	449	451,680
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	208	208,073
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	372	370,792
Term Loan, 2.50%, Maturing June 3, 2024(2)	125	124,531
Walker & Dunlop, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	1,262	1,271,007
		$23,118,722

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$2,706	$2,681,502
Term Loan, Maturing May 2, 2023(5)	900	895,812
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,455	3,424,161
Diplomat Pharmacy, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	344	348,768
Supervalu, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	148	148,199
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	247	246,997
		$7,745,439

Food Products — 2.9%
Alphabet Holding Company, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,260	$2,125,748
American Seafoods Group, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	243	244,074
CHG PPC Parent, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	1,875	1,865,625
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,205	1,014,580
Dole Food Company, Inc.
Term Loan, 4.83%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)	1,243	1,239,143
Hearthside Food Solutions, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025	575	570,807
High Liner Foods Incorporated
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	491	477,690
HLF Financing S.a.r.l.
Term Loan, 7.59%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	1,250	1,263,969
Jacobs Douwe Egberts International B.V.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	1,267	1,268,619
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	7,977	7,942,972

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)
Nomad Foods Europe Midco Limited
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	$475	$472,922
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	421	418,909
Pinnacle Foods Finance, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024	415	415,639
Post Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	1,213	1,210,160
		$20,530,857

Food Service — 1.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$6,822	$6,793,209
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	673	673,733
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(5)	475	473,219
IRB Holding Corp.
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	623	625,152
KFC Holding Co.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	639	635,885
NPC International, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	644	645,913
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	143	143,589
TKC Holdings, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023	741	742,014
US Foods, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	2,131	2,131,773
Welbilt, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	564	564,922
		$13,429,409

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	$710	$717,071
		$717,071

Health Care — 9.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$165	$165,419
ADMI Corp.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	1,322	1,320,861
Akorn, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	537	528,308
Alliance Healthcare Services, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	743	748,069
Argon Medical Devices, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	1,272	1,277,112
Auris Luxembourg III S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,492	2,505,778
Avantor, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	1,915	1,930,424
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	468	446,821
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	775	767,250
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	273	272,255
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,245	2,251,413
Community Health Systems, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019	1,448	1,444,120
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	1,449	1,416,621
Concentra, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	1,496	1,498,968

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	$394	$397,694
CPI Holdco, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	494	497,455
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	373	376,079
CTC AcquiCo GmbH
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing March 7, 2025	850	847,875
DaVita, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,021	1,025,099
DJO Finance, LLC
Term Loan, 5.45%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,371	2,366,178
Envision Healthcare Corporation
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	3,683	3,685,711
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	1,424	1,421,379
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	418	418,551
Gentiva Health Services, Inc.
Term Loan, Maturing June 2, 2025(5)	644	637,788
Term Loan, Maturing June 2, 2025(5)	1,031	1,020,462
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	695	695,869
Greatbatch Ltd.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	2,183	2,192,175
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.24%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,444	2,446,863
Hanger, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	798	797,002
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	622	621,098

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Inovalon Holdings, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	$950	$926,844
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	128	128,016
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	546	544,920
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	2,916	2,917,305
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,931	1,936,533
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,418	1,421,222
MedPlast Holdings, Inc.
Term Loan, Maturing June 1, 2025(5)	375	374,297
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,828	1,821,233
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	335	336,033
Navicure, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	473	472,625
New Millennium Holdco, Inc.
Term Loan, 8.59%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	102	56,908
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,090	1,049,518
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	2,565	2,557,048
Parexel International Corporation
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,911	1,902,601
Press Ganey Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	517	516,371
Prospect Medical Holdings, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,097	1,099,993

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	$450	$450,000
RadNet, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,467	1,486,366
Select Medical Corporation
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,210	1,208,175
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	884	888,173
Sound Inpatient Physicians
Term Loan, Maturing June 5, 2025(5)	375	375,937
Surgery Center Holdings, Inc.
Term Loan, 5.35%, (2 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,435	1,434,687
Syneos Health, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	1,251	1,247,166
Team Health Holdings, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,457	1,409,832
Tecomet, Inc.
Term Loan, 5.51%, (1 week USD LIBOR + 3.50%), Maturing May 1, 2024	693	696,343
U.S. Anesthesia Partners, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	842	841,069
Wink Holdco, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	348	347,488
		$64,467,400

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.76%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	$1,139	$1,139,457
Serta Simmons Bedding, LLC
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing November 8, 2023(4)	4,049	3,457,883
		$4,597,340

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment — 4.1%
Apex Tool Group, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	$1,827	$1,831,605
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(2)	129	127,868
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025	570	565,465
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	1,384	1,376,886
Delachaux S.A.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	268	268,356
DexKo Global, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	622	624,988
DXP Enterprises, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	372	374,281
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,368	1,368,125
EWT Holdings III Corp.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	4,032	4,039,632
Filtration Group Corporation
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,242	3,248,291
Gardner Denver, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	1,235	1,238,254
Gates Global, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	3,499	3,502,911
Hayward Industries, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	323	323,571
Milacron, LLC
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,921	1,917,661
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	895	901,017
Pro Mach Group, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	175	172,751

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Reece, Ltd.
Term Loan, Maturing May 30, 2025(5)	$675	$677,109
Rexnord, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024	2,069	2,070,445
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	1,746	1,745,625
Tank Holding Corp.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)	662	664,601
Thermon Industries, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	247	248,972
Titan Acquisition Limited
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,244	2,216,320
Waterjet Holdings, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 3, 2025(4)	175	174,562
		$29,679,296

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$1,709	$1,700,835
AmWINS Group, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	2,101	2,096,286
Asurion, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	3,118	3,116,651
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023	1,520	1,519,985
Term Loan - Second Lien, 8.09%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,900	1,920,484
Hub International Limited
Term Loan, 5.36%, (2 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	3,750	3,730,331
NFP Corp.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	1,604	1,596,185
Sedgwick Claims Management Services, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	798	794,830

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	$2,084	$2,074,610
		$18,550,197

Leisure Goods / Activities / Movies — 3.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	$1,341	$1,340,506
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	370	369,792
Ancestry.com Operations, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	2,794	2,792,387
Bombardier Recreational Products, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	2,906	2,887,608
Bright Horizons Family Solutions, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023	370	369,502
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	904	897,324
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,298	1,289,421
Crown Finance US, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	3,017	3,002,163
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	2,184	2,159,177
Emerald Expositions Holding, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	811	810,397
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	512	511,809
Match Group, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	319,170
Sabre GLBL, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	1,510	1,508,798
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,433	1,425,482

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SRAM, LLC
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)	$1,111	$1,107,770
Steinway Musical Instruments, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	648	652,427
UFC Holdings, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,404	1,406,988
		$22,850,721

Lodging and Casinos — 4.2%
Aristocrat Technologies, Inc.
Term Loan, 4.11%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$871	$866,439
Boyd Gaming Corporation
Term Loan, 4.49%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	687	690,311
CityCenter Holdings, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	1,859	1,852,464
Cyan Blue Holdco 3 Limited
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	1,715	1,717,828
Eldorado Resorts, LLC
Term Loan, 4.38%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	1,336	1,339,908
ESH Hospitality, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	3,655	3,644,771
Four Seasons Hotels Limited
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	640	639,450
Golden Nugget, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	2,300	2,305,138
GVC Holdings PLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	823	823,623
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	375,469
Hilton Worldwide Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	2,858	2,860,052

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
Las Vegas Sands, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	$823	$818,359
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023	1,246	1,246,572
Playa Resorts Holding B.V.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	2,632	2,603,169
RHP Hotel Properties, L.P.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	1,859	1,860,900
Stars Group Holdings B.V. (The)
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2025	3,503	3,509,321
Tropicana Entertainment, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	393	394,639
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	1,599	1,591,202
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	975	975,711
		$30,115,326

Nonferrous Metals / Minerals — 0.5%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,300	$1,305,222
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 24, 2025	540	541,726
Murray Energy Corporation
Term Loan, 9.34%, (1 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	1,233	1,168,445
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)	15	9,098
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	215	16,589
Oxbow Carbon, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	463	468,335
		$3,509,415

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022	$528	$531,702
Apergy Corporation
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	275	274,656
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	520	510,492
CITGO Petroleum Corporation
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,248	1,253,654
Delek US Holdings, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025	274	273,627
Fieldwood Energy, LLC
Term Loan, 7.34%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	763,285
Green Plains Renewable Energy, Inc.
Term Loan, 7.60%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	744	755,541
McDermott Technology Americas, Inc.
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	948	953,785
Medallion Midland Acquisition, LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	448	442,713
MEG Energy Corp.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	673	674,523
PSC Industrial Holdings Corp.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	1,318	1,318,375
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	22	19,710
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	59	52,851
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	421	379,929
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	43	37,842
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	70	61,955
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	527	467,552

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Southcross Energy Partners L.P.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	$479	$465,411
Ultra Resources, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,050	970,725
		$10,208,328

Publishing — 0.9%
Ascend Learning, LLC
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,166	$1,166,625
Getty Images, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	2,578	2,496,377
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	661	646,565
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	399	399,000
LSC Communications, Inc.
Term Loan, 7.59%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	633	634,081
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	328	330,583
Multi Color Corporation
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	249	249,061
ProQuest, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	778	783,253
		$6,705,545

Radio and Television — 2.8%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$290	$258,662
CBS Radio, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	2,462	2,450,123
Cumulus Media New Holdings, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,874	1,865,405

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
Entravision Communications Corporation
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	$794	$785,564
Gray Television, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	148	147,473
Hubbard Radio, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	404	404,639
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	453	347,015
Term Loan, 0.00%, Maturing July 30, 2019(6)	146	111,333
Mission Broadcasting, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	205	204,700
Nexstar Broadcasting, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,575	1,576,198
Raycom TV Broadcasting, LLC
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	794	794,745
Sinclair Television Group, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,192	2,191,351
Term Loan, Maturing December 12, 2024(5)	2,200	2,199,439
Townsquare Media, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,027	2,025,035
Univision Communications, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	5,099	4,936,925
		$20,298,607

Retailers (Except Food and Drug) — 2.5%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,237	$1,108,455
Bass Pro Group, LLC
Term Loan, 7.09%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	893	896,878
BJ’s Wholesale Club, Inc.
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	693	693,767
CDW, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,093	2,094,063

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Coinamatic Canada, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	$102	$101,992
David’s Bridal, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,556	1,381,368
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	939	917,629
Global Appliance, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	720	726,758
Go Wireless, Inc.
Term Loan, 8.59%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	536	533,792
Harbor Freight Tools USA, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	299	297,541
J. Crew Group, Inc.
Term Loan, 5.22%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,916	1,434,658
LSF9 Atlantis Holdings, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	707	698,628
Neiman Marcus Group Ltd., LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,581	1,405,137
Party City Holdings, Inc.
Term Loan, 4.99%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	1,194	1,194,950
PetSmart, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	2,681	2,226,865
PFS Holding Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,101	633,147
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	336	308,280
Rent-A-Center, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	64	63,352
Shutterfly, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	400	401,200
Vivid Seats Ltd.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	767	762,934
		$17,881,394

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 1.1%
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$1,271	$1,272,231
GrafTech Finance, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,125	2,117,031
Neenah Foundry Company
Term Loan, 8.63%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	585	582,075
Phoenix Services International, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	673	677,942
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	3,091	3,075,145
		$7,724,424

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$1,271	$1,275,994
Hertz Corporation (The)
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	681	678,693
Kenan Advantage Group, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	114	114,289
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	375	375,827
PODS, LLC
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	447	445,857
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	981	961,809
XPO Logistics, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	447,440
		$4,299,909

Telecommunications — 4.3%
CenturyLink, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$3,781	$3,709,429
Ciena Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022	2,302	2,313,864

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	$1,584	$1,585,650
Consolidated Communications, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	542	535,931
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	571	550,001
Frontier Communications Corp.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,411	1,405,020
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	823	840,936
Intelsat Jackson Holdings S.A.
Term Loan, 6.60%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,356,875
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	596	582,316
Level 3 Financing, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	4,925	4,919,612
Mitel Networks Corporation
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	304	304,417
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	816	789,650
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	6,426	6,400,109
Syniverse Holdings, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	748	748,593
TDC A/S
Term Loan, Maturing May 31, 2025(5)	1,500	1,498,593
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	3,647	3,650,604
		$31,191,600

Utilities — 1.7%
Calpine Construction Finance Company L.P.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	$368	$367,081

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	$296	$296,276
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	4,887	4,884,358
Dayton Power & Light Company (The)
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	369	370,991
Granite Acquisition, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,717	1,727,108
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	78	78,415
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	114	113,868
Lightstone Generation, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	86	86,252
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,339	1,347,149
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,140	999,181
Talen Energy Supply, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	541	543,957
USIC Holdings, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	649	652,814
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	850	845,020
		$12,312,470

Total Senior Floating-Rate Loans (identified cost $672,655,721)		$666,041,418

Corporate Bonds & Notes — 1.7%
Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)	$1,050	$1,060,500
		$1,060,500

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20	$1,475	$1,384,877
		$1,384,877

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,866	$1,874,860
5.848%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)	650	657,670
		$2,532,530

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)	$712	$739,590
7.00%, 3/15/24(8)	925	970,963
5.50%, 11/1/25(8)	575	568,819
		$2,279,372

Health Care — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)	$500	$495,850
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,100	1,012,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	675	713,391
		$2,221,241

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	$181	$138,012
Univision Communications, Inc.
6.75%, 9/15/22(8)	124	127,249
5.125%, 2/15/25(8)	1,500	1,389,375
		$1,654,636

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	$800	$512,000
		$512,000

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(8)	$700	$662,375
		$662,375

Total Corporate Bonds & Notes (identified cost $12,763,971)		$12,307,531

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(11)(12)	24	$274,586
		$274,586

Automotive — 0.1%
Dayco Products, LLC(11)(12)	15,250	$549,000
		$549,000

Business Equipment and Services — 0.2%
Education Management Corp.(3)(11)(12)	2,351,823	$0
RCS Capital Corp.(11)(12)	18,158	1,261,981
		$1,261,981

Electronics / Electrical — 0.0%(10)
Answers Corp.(3)(11)(12)	20,672	$150,699
		$150,699

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	13,578	$1,018
		$1,018

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(11)(12)	17,136	$1,165,248
Fieldwood Energy, Inc.(11)(12)	5,122	235,612
Paragon Offshore Finance Company, Class A(11)(12)	1,168	1,424
Paragon Offshore Finance Company, Class B(11)(12)	584	18,250
Samson Resources II, LLC, Class A(11)(12)	33,971	798,318

Security	Shares	Value

Oil and Gas (continued)
Southcross Holdings Group, LLC(3)(11)(12)	44	$0
Southcross Holdings L.P., Class A(11)(12)	44	11,660
		$2,230,512

Publishing — 0.1%
Cumulus Media, Inc.(11)(12)	24,069	$403,156
ION Media Networks, Inc.(3)(11)(12)	399	285,720
		$688,876

Total Common Stocks (identified cost $1,973,400)		$5,156,672

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(12)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 95.2% (identified cost $687,577,792)		$683,505,621

Less Unfunded Loan Commitments — (0.1)%		$(607,815)

Net Investments — 95.1% (identified cost $686,969,977)		$682,897,806

Other Assets, Less Liabilities — 4.9%		$35,450,649

Net Assets — 100.0%		$718,348,455

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after June 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $7,897,782 or 1.1% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Investments, at value (identified cost, $686,969,977)	$682,897,806
Cash	55,461,355
Interest receivable	1,442,677
Receivable for investments sold	2,451,761
Receivable for Fund shares sold	265,940
Prepaid upfront fees on notes payable	58,420
Prepaid expenses	5,467
Total assets	$742,583,426

Liabilities
Payable for investments purchased	$23,141,824
Payable for Fund shares redeemed	134,630
Payable to affiliates:
Investment adviser fee	334,516
Distribution fees	144,522
Trustees’ fees	6,885
Payable for shareholder servicing fees	264,210
Accrued expenses	208,384
Total liabilities	$24,234,971
Commitments and contingencies (Note 11)
Net Assets	$718,348,455

Sources of Net Assets
Paid-in capital	$721,826,003
Accumulated undistributed net investment income	3,859,106
Accumulated net realized loss	(3,264,483)
Net unrealized depreciation	(4,072,171)
Total	$718,348,455

Initial Class Shares
Net Assets	$713,764,194
Shares Outstanding	76,897,830
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.28

ADV Class Shares
Net Assets	$4,583,230
Shares Outstanding	493,365
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.29

Institutional Class Shares
Net Assets	$1,031
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.29

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Interest and other income	$16,066,186
Total investment income	$16,066,186

Expenses
Investment adviser fee	$1,929,617
Distribution fees
Initial Class	833,506
Shareholder servicing fees
Initial Class	813,981
ADV Class	5,329
Trustees’ fees and expenses	11,679
Custodian fee	114,173
Transfer and dividend disbursing agent fees	5,928
Legal and accounting services	110,097
Printing and postage	7,535
Interest expense and fees	81,484
Miscellaneous	14,632
Total expenses	$3,927,961

Net investment income	$12,138,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$595,087
Net realized gain	$595,087
Change in unrealized appreciation (depreciation) —
Investments	$(97,778)
Net change in unrealized appreciation (depreciation)	$(97,778)

Net realized and unrealized gain	$497,309

Net increase in net assets from operations	$12,635,534

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$12,138,225	$21,055,277
Net realized gain	595,087	2,499,911
Net change in unrealized appreciation (depreciation)	(97,778)	(2,056,571)
Net increase in net assets from operations	$12,635,534	$21,498,617
Distributions to shareholders —
From net investment income
Initial Class	$(12,053,180)	$(20,939,356)
ADV Class	(84,359)	(116,165)
Institutional Class	(21)	(38)
Total distributions to shareholders	$(12,137,560)	$(21,055,559)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$136,437,991	$144,118,769
ADV Class	1,725,025	1,957,895
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	12,053,180	20,939,356
ADV Class	84,340	116,111
Cost of shares redeemed
Initial Class	(77,536,710)	(150,135,145)
ADV Class	(1,260,831)	(576,041)
Net increase in net assets from Fund share transactions	$71,502,995	$16,420,945

Net increase in net assets	$72,000,969	$16,864,003

Net Assets
At beginning of period	$646,347,486	$629,483,483
At end of period	$718,348,455	$646,347,486

Accumulated undistributed net investment income included in net assets
At end of period	$3,859,106	$3,858,441

27	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015		2014		2013
Net asset value — Beginning of period	$9.270		$9.260	$8.800	$9.190		$9.430		$9.460

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.303	$0.314	$0.306		$0.295		$0.327
Net realized and unrealized gain (loss)	0.010		0.012	0.460	(0.390)		(0.240)		0.031

Total income (loss) from operations	$0.177		$0.315	$0.774	$(0.084)		$0.055		$0.358

Less Distributions
From net investment income	$(0.167)		$(0.305)	$(0.314)	$(0.306)		$(0.295)		$(0.332)
From net realized gain	—		—	—	—		—		(0.056)

Total distributions	$(0.167)		$(0.305)	$(0.314)	$(0.306)		$(0.295)		$(0.388)

Net asset value — End of period	$9.280		$9.270	$9.260	$8.800		$9.190		$9.430

Total Return(2)(3)	1.91	%(4)	3.44%	8.95%	(0.99)%		0.57%		3.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$713,764		$642,315	$626,950	$534,104		$625,638		$585,888
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.17	%(5)	1.17%	1.18%	1.16	%(6)	1.15	%(6)	1.15	%(7)
Net investment income	3.61	%(5)	3.26%	3.48%	3.34%		3.15%		3.45%
Portfolio Turnover	14	%(4)	41%	44%	19%		29%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 1.14%.

28	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2014(1)
			2017	2016	2015
Net asset value — Beginning of period	$9.280		$9.270	$8.810	$9.190		$9.400

Income (Loss) From Operations
Net investment income(2)	$0.178		$0.328	$0.337	$0.328		$0.234
Net realized and unrealized gain (loss)	0.010		0.010	0.460	(0.379)		(0.216)

Total income (loss) from operations	$0.188		$0.338	$0.797	$(0.051)		$0.018

Less Distributions
From net investment income	$(0.178)		$(0.328)	$(0.337)	$(0.329)		$(0.228)

Total distributions	$(0.178)		$(0.328)	$(0.337)	$(0.329)		$(0.228)

Net asset value — End of period	$9.290		$9.280	$9.270	$8.810		$9.190

Total Return(3)(4)	2.04	%(5)	3.70%	9.21%	(0.63)%		0.18	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,583		$4,031	$2,532	$2,410		$615
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.92	%(6)	0.92%	0.94%	0.91	%(7)	0.90	%(6)(7)
Net investment income	3.86	%(6)	3.53%	3.73%	3.62%		3.52	%(6)
Portfolio Turnover	14	%(5)	41%	44%	19%		29	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	For the year ended December 31, 2014.

29	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016 (Unaudited)(1)
Net asset value — Beginning of period	$9.270		$9.270	$9.010

Income (Loss) From Operations
Net investment income(2)	$0.187		$0.342	$0.240
Net realized and unrealized gain	0.026		0.002	0.266

Total income from operations	$0.213		$0.344	$0.506

Less Distributions
From net investment income	$(0.193)		$(0.344)	$(0.246)

Total distributions	$(0.193)		$(0.344)	$(0.246)

Net asset value — End of period	$9.290		$9.270	$9.270

Total Return(3)(4)	2.31	%(5)	3.77%	5.68	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1		$1	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.66	%(6)	0.68%	0.69	%(6)
Net investment income	4.05	%(6)	3.69%	3.95	%(6)
Portfolio Turnover	14	%(5)	41%	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

30	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $3,575,698 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $3,575,698 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$687,268,078

Gross unrealized appreciation	$5,105,215
Gross unrealized depreciation	(9,475,487)

Net unrealized depreciation	$(4,370,272)

32

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2018, the investment adviser fee amounted to $1,929,617 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $833,506. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2018, shareholder servicing fees were equivalent to 0.24% per annum of each class’ average daily net assets and amounted to $813,981 and $5,329 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $153,418,251 and $90,251,905, respectively, for the six months ended June 30, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	14,648,720	15,521,765
Issued to shareholders electing to receive payments of distributions in Fund shares	1,294,313	2,255,374
Redemptions	(8,327,734)	(16,172,857)

Net increase	7,615,299	1,604,282

33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

ADV Class	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	185,052	210,795
Issued to shareholders electing to receive payments of distributions in Fund shares	9,050	12,495
Redemptions	(135,186)	(61,993)

Net increase	58,916	161,297

At June 30, 2018, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 75.6%.

8  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $875 million unsecured line of credit agreement (Agreement) with a group of banks, which is in effect through March 11, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense is approximately $43,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2018.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$663,799,076	$1,634,527	$665,433,603
Corporate Bonds & Notes	—	12,307,531	—	12,307,531
Common Stocks	—	3,280,419	1,876,253	5,156,672
Convertible Preferred Stocks	—	—	0	0

Total Investments	$—	$679,387,026	$3,510,780	$682,897,806

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $5,763,000 (equal to 0.80% of net assets at June 30, 2018). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

35

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

36

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

37

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

38

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018